Note 12 - Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal income tax at statutory rates	21.00%	21.00%	21.00%	21.00%
Federal income tax rate reduction			0.00%	0.00%
Change in valuation allowance			(21.00%)	(21.00%)
Effective income tax rate	0.00%	0.00%	0.00%	0.00%